Discontinued operations and assets held for sale - Assets held for sale (Details) - EUR (€) € in Millions	Sep. 30, 2024	Mar. 31, 2024		Sep. 30, 2023
Non-current assets
Goodwill	€ 25,073	€ 24,956	[1]
Other intangible assets	13,400	13,896	[1]
Property, plant and equipment	29,680	28,499	[1]
Other investments	2,489	1,006	[1]
Deferred tax assets	19,716	20,177	[1]
Trade and other receivables	6,186	5,967	[1]
Total non-current assets	104,001	104,790	[1]
Current assets
Inventory	691	568	[1]
Taxation recoverable	197	76	[1]
Trade and other receivables	9,913	8,594	[1]
Cash and cash equivalents	7,008	6,183	[1]	€ 7,148
Assets held for sale	139,559	144,350	[1]
Non-current liabilities [abstract]
Borrowings	47,232	49,259	[1]
Deferred tax liabilities	650	699	[1]
Post employment benefits	174	181	[1]
Provisions	1,699	1,615	[1]
Trade and other payables	3,126	2,328	[1]
Total non-current liabilities	52,930	54,082	[1]
Current liabilities
Borrowings	8,521	7,728	[1]
Taxation liabilities	669	393	[1]
Provisions	752	833	[1]
Trade and other payables	12,205	13,398	[1]
Vodafone Italy, Assets and liabilities classified as held for sale
Non-current assets
Goodwill	1,674	2,398
Other intangible assets	3,416	4,318
Property, plant and equipment	4,895	9,264
Other investments		2
Deferred tax assets	208	461
Trade and other receivables	143	390
Total non-current assets	10,336	16,833
Current assets
Inventory	117	173
Taxation recoverable	76	77
Trade and other receivables	1,130	1,922
Cash and cash equivalents	28	42
Total current assets	1,351	2,214
Assets held for sale	11,687	19,047
Non-current liabilities [abstract]
Borrowings	1,387	2,387
Deferred tax liabilities		3
Post employment benefits	36	45
Provisions	120	273
Trade and other payables	92	163
Total non-current liabilities	1,635	2,871
Current liabilities
Borrowings	727	1,019
Taxation liabilities	12	12
Provisions	82	90
Trade and other payables	1,440	2,926
Total current liabilities	2,261	4,047
Liabilities held for sale	€ 3,896	€ 6,918

[1]	On 1 April 2024, the Group adopted amendments to IAS 1 ‘Presentation of Financial Statements’ which has impacted the classification of certain bonds between Current borrowings and Non-current borrowings. See note 1 ‘Basis of preparation’ for more information.